Preferred Stock and Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Composition of Stock Capital

The stock capital of the Company as of September 30, 2025 and 2024 is comprised of stock of $ 0.0001 par value each, as follows:

	September 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Common Stock	200,000,000	3,228,240	112,000,000	2,963,695
Preferred Stock
Series B-1 preferred stock	25,356,256	8,204,944	25,356,256	8,204,944
Series B-2 preferred stock	27,463,149	9,154,388	27,463,149	9,154,388
Series B-3 preferred stock	21,453,390	7,151,139	21,453,390	7,151,139
Series CF-1 preferred stock	14,128,084	3,368,466	14,128,084	2,049,795
Series CF-2 preferred stock	2,900,000	212,033	—	—
Series F preferred stock	10,000	10,000	—	—
Non-designated preferred stock	57,676,680	—	—	—
Total preferred stock	148,987,559	29,113,411	88,400,879	26,560,266

The stock capital of the Company as of December 31, 2024 and 2023 is comprised of stock of $0.0001 par value each, as follows:

	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Common Stock	112,000,000	2,963,695	105,263,084	2,923,915
Series B-1 Preferred Stock	25,356,256	8,204,944	25,364,831	6,154,045
Series B-2 Preferred Stock	27,463,149	9,154,388	27,463,154	9,154,388
Series B-3 Preferred Stock	21,453,390	7,151,139	22,171,986	7,151,139
Series CF Preferred Stock	14,128,084	2,049,795	-	-
	200,400,879	29,523,961	180,263,055	25,383,487